Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 4,585	$ 2,244	$ 8,603	$ 8,771
Cost of revenues	3,622	2,089	7,922	8,081
Gross profit	963	155	681	690
Operating expenses:
Research and development	635	568	2,015	2,210
Sales and marketing	675	426	1,455	963
General and administrative	1,847	333	1,311	1,217
Other Income	653
Total operating expenses	2,504	1,327	4,781	4,390
Operating loss	1,541	1,172	4,100	3,700
Financial expenses, net	46	536	967	1,346
Loss	$ 1,587	$ 1,708	$ 5,067	$ 5,046
Loss per share attributable to ordinary shareholders, basic and diluted	$ 1.59	$ 1.71	$ 5.07	$ 50.46
Weighted-average shares used in computing the loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	100,000